DEBT OBLIGATIONS (Details) € in Millions, ₩ in Millions, ₨ in Millions, ¥ in Millions, £ in Millions, kr in Millions, R$ in Millions, $ in Millions, $ in Millions, $ in Millions, $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2023 USD ($)	Dec. 31, 2022 USD ($)	Jun. 30, 2023 EUR (€)	Jun. 30, 2023 GBP (£)	Jun. 30, 2023 CAD ($)	Jun. 30, 2023 BRL (R$)	Jun. 30, 2023 INR (₨)	Jun. 30, 2023 KRW (₩)	Jun. 30, 2023 AUD ($)	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 HKD ($)	Jun. 30, 2023 SEK (kr)	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 GBP (£)	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 BRL (R$)	Dec. 31, 2022 INR (₨)	Dec. 31, 2022 KRW (₩)	Dec. 31, 2022 AUD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 HKD ($)	Dec. 31, 2022 SEK (kr)
Disclosure of detailed information about borrowings [line items]
Deferred financing costs	$ (348)	$ (302)
Current	25,784	19,704
Non-current	41,014	38,858
Total debt obligations	$ 67,568	58,562
Percentage of debt obligations with suspended contractual payment	3.00%		3.00%	3.00%	3.00%	3.00%	3.00%	3.00%	3.00%	3.00%	3.00%	3.00%
U.S. Dollars
Disclosure of detailed information about borrowings [line items]
Total debt obligations	$ 42,868	44,049
Euros
Disclosure of detailed information about borrowings [line items]
Total debt obligations	7,379	96	€ 6,764										€ 90
British Pounds
Disclosure of detailed information about borrowings [line items]
Total debt obligations	6,105	5,079		£ 4,806										£ 4,203
Canadian Dollars
Disclosure of detailed information about borrowings [line items]
Total debt obligations	3,942	4,027			$ 5,221										$ 5,455
Brazilian Reais
Disclosure of detailed information about borrowings [line items]
Total debt obligations	1,970	554				R$ 9,495										R$ 2,888
Indian Rupee
Disclosure of detailed information about borrowings [line items]
Total debt obligations	2,214	1,777					₨ 181,461										₨ 146,860
South Korean Won
Disclosure of detailed information about borrowings [line items]
Total debt obligations	1,731	1,808						₩ 2,280,000										₩ 2,280,000
Australian Dollars
Disclosure of detailed information about borrowings [line items]
Total debt obligations	1,151	1,300							$ 1,727										$ 1,908
Chinese Yuan
Disclosure of detailed information about borrowings [line items]
Total debt obligations	426	174								¥ 3,095										¥ 1,204
Hong Kong Dollar
Disclosure of detailed information about borrowings [line items]
Total debt obligations	93	0									$ 726										$ 0
Swedish Krona
Disclosure of detailed information about borrowings [line items]
Total debt obligations	37	0										kr 400										kr 0
Liabilities associated with assets held for sale
Disclosure of detailed information about borrowings [line items]
Total debt obligations	770	0
Unsecured Debt | Subsidiary borrowings
Disclosure of detailed information about borrowings [line items]
Total debt obligations	105	458
Secured Debt | Fixed rate
Disclosure of detailed information about borrowings [line items]
Secured debt obligation	27,707	16,155
Secured Debt | Variable rate
Disclosure of detailed information about borrowings [line items]
Secured debt obligation	29,007	29,416
Brookfield Property Partners’ credit facilities | Unsecured Debt
Disclosure of detailed information about borrowings [line items]
Total debt obligations	2,900	3,090
Brookfield Property Partners’ corporate bonds | Unsecured Debt
Disclosure of detailed information about borrowings [line items]
Total debt obligations	1,888	1,847
Brookfield Property Retail Holding LLC term debt | Unsecured Debt
Disclosure of detailed information about borrowings [line items]
Total debt obligations	1,504	1,514
Brookfield Property Retail Holding LLC senior secured notes | Unsecured Debt
Disclosure of detailed information about borrowings [line items]
Total debt obligations	1,695	1,695
Brookfield Property Retail Holding LLC corporate facility | Unsecured Debt
Disclosure of detailed information about borrowings [line items]
Total debt obligations	420	320
Brookfield Property Retail Holding LLC junior subordinated notes | Unsecured Debt
Disclosure of detailed information about borrowings [line items]
Total debt obligations	192	192
Funds subscription credit facilities | Secured Debt
Disclosure of detailed information about borrowings [line items]
Secured debt obligation	$ 2,498	$ 4,177
Weighted-average rate | Unsecured Debt | Subsidiary borrowings
Disclosure of detailed information about borrowings [line items]
Weighted-average rate	6.93%	7.10%	6.93%	6.93%	6.93%	6.93%	6.93%	6.93%	6.93%	6.93%	6.93%	6.93%	7.10%	7.10%	7.10%	7.10%	7.10%	7.10%	7.10%	7.10%	7.10%	7.10%
Weighted-average rate | Secured Debt | Fixed rate
Disclosure of detailed information about borrowings [line items]
Weighted-average rate	4.19%	4.47%	4.19%	4.19%	4.19%	4.19%	4.19%	4.19%	4.19%	4.19%	4.19%	4.19%	4.47%	4.47%	4.47%	4.47%	4.47%	4.47%	4.47%	4.47%	4.47%	4.47%
Weighted-average rate | Secured Debt | Variable rate
Disclosure of detailed information about borrowings [line items]
Weighted-average rate	7.79%	6.99%	7.79%	7.79%	7.79%	7.79%	7.79%	7.79%	7.79%	7.79%	7.79%	7.79%	6.99%	6.99%	6.99%	6.99%	6.99%	6.99%	6.99%	6.99%	6.99%	6.99%
Weighted-average rate | Brookfield Property Partners’ credit facilities | Unsecured Debt
Disclosure of detailed information about borrowings [line items]
Weighted-average rate	7.09%	6.19%	7.09%	7.09%	7.09%	7.09%	7.09%	7.09%	7.09%	7.09%	7.09%	7.09%	6.19%	6.19%	6.19%	6.19%	6.19%	6.19%	6.19%	6.19%	6.19%	6.19%
Weighted-average rate | Brookfield Property Partners’ corporate bonds | Unsecured Debt
Disclosure of detailed information about borrowings [line items]
Weighted-average rate	4.67%	4.12%	4.67%	4.67%	4.67%	4.67%	4.67%	4.67%	4.67%	4.67%	4.67%	4.67%	4.12%	4.12%	4.12%	4.12%	4.12%	4.12%	4.12%	4.12%	4.12%	4.12%
Weighted-average rate | Brookfield Property Retail Holding LLC term debt | Unsecured Debt
Disclosure of detailed information about borrowings [line items]
Weighted-average rate	7.69%	6.90%	7.69%	7.69%	7.69%	7.69%	7.69%	7.69%	7.69%	7.69%	7.69%	7.69%	6.90%	6.90%	6.90%	6.90%	6.90%	6.90%	6.90%	6.90%	6.90%	6.90%
Weighted-average rate | Brookfield Property Retail Holding LLC senior secured notes | Unsecured Debt
Disclosure of detailed information about borrowings [line items]
Weighted-average rate	5.20%	5.20%	5.20%	5.20%	5.20%	5.20%	5.20%	5.20%	5.20%	5.20%	5.20%	5.20%	5.20%	5.20%	5.20%	5.20%	5.20%	5.20%	5.20%	5.20%	5.20%	5.20%
Weighted-average rate | Brookfield Property Retail Holding LLC corporate facility | Unsecured Debt
Disclosure of detailed information about borrowings [line items]
Weighted-average rate	7.94%	7.17%	7.94%	7.94%	7.94%	7.94%	7.94%	7.94%	7.94%	7.94%	7.94%	7.94%	7.17%	7.17%	7.17%	7.17%	7.17%	7.17%	7.17%	7.17%	7.17%	7.17%
Weighted-average rate | Brookfield Property Retail Holding LLC junior subordinated notes | Unsecured Debt
Disclosure of detailed information about borrowings [line items]
Weighted-average rate	6.76%	5.86%	6.76%	6.76%	6.76%	6.76%	6.76%	6.76%	6.76%	6.76%	6.76%	6.76%	5.86%	5.86%	5.86%	5.86%	5.86%	5.86%	5.86%	5.86%	5.86%	5.86%
Weighted-average rate | Funds subscription credit facilities | Secured Debt
Disclosure of detailed information about borrowings [line items]
Weighted-average rate	6.90%	6.19%	6.90%	6.90%	6.90%	6.90%	6.90%	6.90%	6.90%	6.90%	6.90%	6.90%	6.19%	6.19%	6.19%	6.19%	6.19%	6.19%	6.19%	6.19%	6.19%	6.19%